SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY)	SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY)
The parent company financial statements for Waldencast Plc should be read in conjunction with the Company’s Consolidated Financial Statements and the accompanying notes thereto. For purposes of this condensed financial information, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of its subsidiaries’ net assets (similar to presenting them on the equity method). Waldencast plc has no material operations of its own and conducts substantially all of its activities through its wholly owned subsidiaries. Waldencast plc has no significant assets or liabilities other than derivative warrant liabilities and cash, most expenditures paid by Waldencast plc are allocated to its subsidiaries. Waldencast Finco Limited, a wholly-owned indirect subsidiary of Waldencast plc, is the borrower under the 2022 Credit Agreement. The terms and conditions of the 2022 Credit
Agreement (see Note 8 for definition) limit the ability of Waldencast plc’s wholly owned subsidiaries to make certain distributions or dividends, subject to a number of enumerated exceptions. Due to the aforementioned restrictions, substantially all of the Successor period net assets of Waldencast Plc’s subsidiaries are restricted. Since the restricted net assets of consolidated subsidiaries exceed 25% of the consolidated net assets of the Company and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X. This information should be read in conjunction with the accompanying Consolidated Financial Statements.
The following condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, Waldencast plc’s investment in its subsidiaries is presented under the equity method of accounting.

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED BALANCE SHEET
(In thousands of U.S. dollars, except share and per share data)
As of December 31, 2022
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$3,215
Total current assets	3,215
Investment in subsidiary	823,936
TOTAL ASSETS	$827,151

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES:
Intercompany payables	8,942
Derivative warrant liabilities	18,311
TOTAL LIABILITIES	$27,253

SHAREHOLDERS’ EQUITY:
Successor Class A ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 86,460,560 outstanding as of December 31, 2022	8
Successor Class B ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 21,104,225 outstanding as of December 31, 2022	2
Additional paid-in capital	796,038
Accumulated deficit	(156,780)
Accumulated other comprehensive income (loss)	(29)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	639,239
Noncontrolling Interest	160,659
TOTAL SHAREHOLDERS’ EQUITY	$799,898
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$827,151

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENT OF OPERATIONS
(In thousands of U.S. dollars, except share and per share data)
For the period from July 28 to December 31, 2022
Net revenue	—
Selling, general and administrative	—
Total operating income	—
Other income:
Interest income, net	19
Change in fair value of derivative warrant liabilities	6,793
Income before income taxes	6,812
Income tax benefit	—
Income before equity in undistributed earnings of subsidiaries	6,812
Equity in undistributed earnings of subsidiaries	(102,379)
Net loss	(95,567)
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	(29)
Comprehensive loss	(95,596)

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENT OF CASH FLOW
(In thousands of U.S. dollars)
Period from July 28 to December 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(95,567)
Adjustments to reconcile net loss to net cash
Cash (used in) provided by operating activities:
Equity in income of subsidiaries	102,379
Change in fair value of derivative warrant liabilities	(6,793)
Net cash provided by operating activities	19
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	6,400
Net cash provided by investing activities	6,400
CASH FLOWS FROM FINANCING ACTIVITIES:
Transfers from subsidiaries	6,000
Transfers to subsidiaries	(300)
Expenses paid on behalf of subsidiaries	(8,982)
Net cash used in financing activities	(3,282)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,137
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	78
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of period	$3,215